Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Entity Central Index Key	0000357059
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000212989 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Oregon Fund(formerly, Delaware Tax-Free Oregon Fund)
Class Name	Class A
Trading Symbol	FTORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Oregon Fund (Class A) returned 2.61% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 1.05%.
Top contributors to performance:
Municipal yields rose, primarily in the fourth quarter, as markets contended with the US Presidential Election and the US Federal reserve tempering their 2025 rate cut forecast. The front and longer end of the curve outperformed relative to the Fund's index. Additionally, BBB-rated and below investment grade outperformed from a credit perspective.
Lower investment grade and below investment grade were drivers of performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows into municipal mutual funds, particularly high yield funds.
Relative to the Fund’s broad-based index (benchmark):
Strong out-of-benchmark allocation to below investment grade
Overweight to BBB-rated credit
Overweight to the long bond (22+ years) segment of the curve
Top detractors from performance:
The front end of the curve, which is by nature shorter in duration, was the best performing credit segment in the index.
Key detractors to performance relative to the Fund's index include:
An underweight to the front end of the curve was a modest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Tax-Free Oregon Fund (Class A) – including sales charge	-1.98%	0.21%	1.32%
Macquarie Tax-Free Oregon Fund (Class A) – excluding sales charge	2.61%	1.13%	1.74%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 54,955,282
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 153,380
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$54,955,282
Total number of portfolio holdings	85
Total advisory fees paid	$153,380
Portfolio turnover rate	26%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.00%
Healthcare Revenue Bonds	17.05%
Special Tax Revenue Bonds	15.97%
Transportation Revenue Bonds	13.53%
Water & Sewer Revenue Bonds	8.45%
Housing Revenue Bonds	5.89%
Education Revenue Bonds	5.43%
State General Obligation Bonds	5.13%
Electric Revenue Bonds	3.57%
Industrial Development Revenue/Pollution Control Revenue Bond	1.45%

State and territory allocation
Oregon	82.07%
Puerto Rico	14.93%
Guam	0.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Tax-Free Oregon Fund to Macquarie Tax-Free Oregon Fund.
Effective May 1, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Tax-Free Oregon Fund to Macquarie Tax-Free Oregon Fund.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000212988 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Oregon Fund(formerly, Delaware Tax-Free Oregon Fund)
Class Name	Institutional Class
Trading Symbol	FTOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Oregon Fund (Institutional Class) returned 2.87% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg Municipal Bond Index (benchmark), the Fund's broad-based securities market index, returned 1.05%.
Top contributors to performance:
Municipal yields rose, primarily in the fourth quarter, as markets contended with the US Presidential Election and the US Federal reserve tempering their 2025 rate cut forecast. The front and longer end of the curve outperformed relative to the Fund's index. Additionally, BBB-rated and below investment grade outperformed from a credit perspective.
Lower investment grade and below investment grade were drivers of performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows into municipal mutual funds, particularly high yield funds.
Relative to the Fund’s broad-based index (benchmark):
Strong out-of-benchmark allocation to below investment grade
Overweight to BBB-rated credit
Overweight to the long bond (22+ years) segment of the curve
Top detractors from performance:
The front end of the curve, which is by nature shorter in duration, was the best performing credit segment in the index.
Key detractors to performance relative to the Fund's index include:
An underweight to the front end of the curve was a modest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Tax-Free Oregon Fund (Institutional Class) – including sales charge	2.87%	1.38%	2.02%
Macquarie Tax-Free Oregon Fund (Institutional Class) – excluding sales charge	2.87%	1.38%	2.02%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 54,955,282
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 153,380
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$54,955,282
Total number of portfolio holdings	85
Total advisory fees paid	$153,380
Portfolio turnover rate	26%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	21.00%
Healthcare Revenue Bonds	17.05%
Special Tax Revenue Bonds	15.97%
Transportation Revenue Bonds	13.53%
Water & Sewer Revenue Bonds	8.45%
Housing Revenue Bonds	5.89%
Education Revenue Bonds	5.43%
State General Obligation Bonds	5.13%
Electric Revenue Bonds	3.57%
Industrial Development Revenue/Pollution Control Revenue Bond	1.45%

State and territory allocation
Oregon	82.07%
Puerto Rico	14.93%
Guam	0.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Tax-Free Oregon Fund to Macquarie Tax-Free Oregon Fund.
Effective May 1, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Tax-Free Oregon Fund to Macquarie Tax-Free Oregon Fund.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006359 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class A
Trading Symbol	DTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Limited-Term Diversified Income Fund (Class A) returned 4.39% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to structured finance sector, especially asset backed securities (ABS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Security selection within investment grade corporates was also a contributor to the Fund’s performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
The Fund had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Limited-Term Diversified Income Fund (Class A) – including sales charge	1.53%	1.16%	1.43%
Macquarie Limited-Term Diversified Income Fund (Class A) – excluding sales charge	4.39%	1.72%	1.71%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 736,717,822
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,470,625
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$736,717,822
Total number of portfolio holdings	316
Total advisory fees paid	$1,470,625
Portfolio turnover rate	157%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	29.99%
US Treasury Obligations	28.78%
Non-Agency Asset-Backed Securities	21.38%
Agency Mortgage-Backed Securities	8.79%
Collateralized Debt Obligations	5.61%
Non-Agency Collateralized Mortgage Obligations	1.76%
Short-Term Investments	1.72%
Agency Commercial Mortgage-Backed Securities	1.71%
Agency Collateralized Mortgage Obligations	0.74%
Government Agency Obligations	0.38%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006361 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class C
Trading Symbol	DTICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Limited-Term Diversified Income Fund (Class C) returned 3.74% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to structured finance sector, especially asset backed securities (ABS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Security selection within investment grade corporates was also a contributor to the Fund’s performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
The Fund had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Limited-Term Diversified Income Fund (Class C) – including sales charge	2.74%	0.89%	0.87%
Macquarie Limited-Term Diversified Income Fund (Class C) – excluding sales charge	3.74%	0.89%	0.87%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 736,717,822
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,470,625
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$736,717,822
Total number of portfolio holdings	316
Total advisory fees paid	$1,470,625
Portfolio turnover rate	157%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	29.99%
US Treasury Obligations	28.78%
Non-Agency Asset-Backed Securities	21.38%
Agency Mortgage-Backed Securities	8.79%
Collateralized Debt Obligations	5.61%
Non-Agency Collateralized Mortgage Obligations	1.76%
Short-Term Investments	1.72%
Agency Commercial Mortgage-Backed Securities	1.71%
Agency Collateralized Mortgage Obligations	0.74%
Government Agency Obligations	0.38%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006362 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class R
Trading Symbol	DLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Limited-Term Diversified Income Fund (Class R) returned 4.26% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to structured finance sector, especially asset backed securities (ABS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Security selection within investment grade corporates was also a contributor to the Fund’s performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
The Fund had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Limited-Term Diversified Income Fund (Class R) – including sales charge	4.26%	1.37%	1.37%
Macquarie Limited-Term Diversified Income Fund (Class R) – excluding sales charge	4.26%	1.37%	1.37%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 736,717,822
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,470,625
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$736,717,822
Total number of portfolio holdings	316
Total advisory fees paid	$1,470,625
Portfolio turnover rate	157%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	29.99%
US Treasury Obligations	28.78%
Non-Agency Asset-Backed Securities	21.38%
Agency Mortgage-Backed Securities	8.79%
Collateralized Debt Obligations	5.61%
Non-Agency Collateralized Mortgage Obligations	1.76%
Short-Term Investments	1.72%
Agency Commercial Mortgage-Backed Securities	1.71%
Agency Collateralized Mortgage Obligations	0.74%
Government Agency Obligations	0.38%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006363 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Institutional Class
Trading Symbol	DTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Limited-Term Diversified Income Fund (Institutional Class) returned 4.65% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to structured finance sector, especially asset backed securities (ABS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Security selection within investment grade corporates was also a contributor to the Fund’s performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
The Fund had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie Limited-Term Diversified Income Fund (Institutional Class) – including sales charge	4.65%	1.90%	1.88%
Macquarie Limited-Term Diversified Income Fund (Institutional Class) – excluding sales charge	4.65%	1.90%	1.88%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 736,717,822
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,470,625
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$736,717,822
Total number of portfolio holdings	316
Total advisory fees paid	$1,470,625
Portfolio turnover rate	157%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	29.99%
US Treasury Obligations	28.78%
Non-Agency Asset-Backed Securities	21.38%
Agency Mortgage-Backed Securities	8.79%
Collateralized Debt Obligations	5.61%
Non-Agency Collateralized Mortgage Obligations	1.76%
Short-Term Investments	1.72%
Agency Commercial Mortgage-Backed Securities	1.71%
Agency Collateralized Mortgage Obligations	0.74%
Government Agency Obligations	0.38%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000190626 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Limited-Term Diversified Income Fund(formerly, Delaware Limited-Term Diversified Income Fund)
Class Name	Class R6
Trading Symbol	DLTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Limited-Term Diversified Income Fund (Class R6) returned 4.86% (excluding sales charge) for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Fund's narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to structured finance sector, especially asset backed securities (ABS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLO), contributed to the Fund’s performance as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Security selection within investment grade corporates was also a contributor to the Fund’s performance.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Fund's benchmark detracted from performance.
The Fund had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 1, 2017 (Class R6's inception), through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	Since inception (5/1/17)
Macquarie Limited-Term Diversified Income Fund (Class R6) – including sales charge	4.86%	1.97%	1.94%
Macquarie Limited-Term Diversified Income Fund (Class R6) – excluding sales charge	4.86%	1.97%	1.94%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.16%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.79%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 736,717,822
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,470,625
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of December 31, 2024)
Fund net assets	$736,717,822
Total number of portfolio holdings	316
Total advisory fees paid	$1,470,625
Portfolio turnover rate	157%

Holdings [Text Block]
Fund holdings (as of December 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	29.99%
US Treasury Obligations	28.78%
Non-Agency Asset-Backed Securities	21.38%
Agency Mortgage-Backed Securities	8.79%
Collateralized Debt Obligations	5.61%
Non-Agency Collateralized Mortgage Obligations	1.76%
Short-Term Investments	1.72%
Agency Commercial Mortgage-Backed Securities	1.71%
Agency Collateralized Mortgage Obligations	0.74%
Government Agency Obligations	0.38%
Supranational Banks	0.03%

Material Fund Change [Text Block]
Material Fund changes
Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 31, 2024, the Fund changed its name from Delaware Limited-Term Diversified Income Fund to Macquarie Limited-Term Diversified Income Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature